Average Annual Total Returns - Hartford Municipal Opportunities ETF	Hartford Municipal Opportunities ETF Return Before Taxes Since Inception	Hartford Municipal Opportunities ETF Return Before Taxes 1 Year	Hartford Municipal Opportunities ETF After Taxes on Distributions Since Inception	Hartford Municipal Opportunities ETF After Taxes on Distributions 1 Year	Hartford Municipal Opportunities ETF After Taxes on Distributions and Sale of Fund Shares Since Inception	Hartford Municipal Opportunities ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) 1 Year
Total	4.94%	5.39%	4.63%	4.67%	4.30%	4.67%	4.18%	4.73%